1. Operations (Details 3) - Joint Operation	12 Months Ended
Dec. 31, 2017
Disclosure of joint operations [line items]
Joint operation name	Hydroelectric Power Plant Gov. Jayme Canet Júnior (Mauá)
Interest	51.00%
Other consortium members	Eletrosul Centrais Elétricas S.A. (49.0%)
Joint operation name	Hydroelectric Power Plant Baixo Iguaçu (Note 19.7.1) [1]
Interest	30.00%
Other consortium members	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.) (70%)

[1]	Pre-operating stage.